U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM
BEFORE PREPARING FORM.
1.Name and address of issuer:
GMO Series Trust
40 Rowes Wharf
Boston, MA 02110

2.The name of each series or class
of securities for which this Form
is filed (If the Form is being
filed for all series and classes
of securities of the issuer, check
the box but do not list series
or classes):
[]
GMO Benchmark-Free Allocation Series Fund
GMO Global Asset Allocation Series Fund
GMO Global Equity Allocation Series Fund
GMO International
Equity Allocation Series Fund

3.Investment Company Act
File Number: 811-22564

Securities Act File Number: 333-174627

4(a).Last day of fiscal year for
which this Form is filed: April 30, 2014
4(b).[] Check box if this Form is being
filed late (i.e., more than 90 calendar
days after the end of the issuers fiscal
year). (See instruction A.2)
NOTE: IF THE FORM IS BEING FILED
LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

4(c).[]Check box if this is the
last time the issuer will be filing
this Form.

5.Calculation of registration fee:

(i)Aggregate sale price of
securities sold
during the fiscal year pursuant
to section 24(f)$310,604,157

(ii)Aggregate price of
securities redeemed
or repurchased during the
fiscal year$151,421,537

(iii)Aggregate price of
securities redeemed
or repurchased during any PRIOR
fiscal year ending no earlier than
October 11, 1995 that were not previously used to reduce registration fees payable to the Commission$0

(iv)Total available redemption credits
[add items 5(ii) and 5(iii)]$151,421,537


(v)Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item
5(iv)$159,182,620
from Item 5(i)]

(vi)Redemption credits
available for use
in future years -- if Item
5(i) is	$0

less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]

(vii)Multiplier for determining registration
fee (See Instruction C.9)x  0.0001288

(viii)Registration fee due
[multiply Item 5(v)
by Item 5(vii)] (enter 0 if no fee
is due)= $20,502.72



6.Prepaid Shares

If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or other
units) deducted here: 0.  If there is
a number of shares or other units that
were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here- 0

7.Interest due -- if this Form
is being filed more than 90 days
after the end of the issuers
fiscal year (see Instruction D)$0

8.Total of the amount of the registration fee due plus any interest due
[Item 5(viii) plus Item 7]= $20,502.72

9.Date the registration fee
and any interest payment was sent to the Commissions lockbox depository:07/22/2014 CIK: 1521894


Method of Delivery


[X]  Wire Transfer
[ ]  Mail or other means

SIGNATURES

This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the dates indicated.

By (Signature and Title)
/s/ Sheppard Burnett


President - Sheppard Burnett
Date: 	July 22,2014
Please print the name and
title of the signing officer
below the signature.